Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$

Government receivable	412	503
Interest receivable	257	24
	669	527